Long-Term Debt: - Summarized Financial Information Of Trust (Details) - USD ($)	Jun. 30, 2021	Jun. 26, 2021	Mar. 31, 2021	Mar. 27, 2021	Dec. 31, 2020	Dec. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Dec. 29, 2018	Mar. 12, 2018	Dec. 30, 2017
Variable Interest Entity [Line Items]
Total assets	$ 500,228,275				$ 501,201,868
Stockholder's equity - trust common securities	(92,224,743)		$ 5,000,010		5,000,010						$ 0
Total liabilities and stockholders' equity	$ 500,228,275				$ 501,201,868
Hman Group holdings Inc and subsidiaries
Variable Interest Entity [Line Items]
Total assets		$ 2,597,053,000				$ 2,468,618,000			$ 2,437,983,000	$ 2,428,243,000
Stockholder's equity - trust common securities		363,845,000		$ 361,474,000		364,587,000	$ 349,227,000	$ 349,097,000	373,969,000	450,067,000		$ 527,403,000
Total liabilities and stockholders' equity		$ 2,597,053,000				2,468,618,000			$ 2,437,983,000	$ 2,428,243,000
Hman Group holdings Inc and subsidiaries | The Hillman Group Capital Trust ("Trust")
Variable Interest Entity [Line Items]
Non-current assets - junior subordinated debentures - preferred						120,034,000
Non-current assets - junior subordinated debentures - common						3,261,000
Total assets						123,295,000
Non-current liabilities - trust preferred securities						120,034,000
Stockholder's equity - trust common securities						3,261,000
Total liabilities and stockholders' equity						$ 123,295,000